Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Tables)	12 Months Ended
Dec. 31, 2025
Non-current financial assets at fair value through other comprehensive income [abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income Current and Noncurrent

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Current
Domestic investments
Listed and emerging stocks	$—	$19

Noncurrent
Domestic investments
Listed and emerging stocks	$126	$274
Non-listed stocks	3,874	4,924
Foreign investments
Listed and emerging stocks	—	23
Non-listed stocks	667	1,566
	$4,667	$6,787